Ivy Money Market Fund
Ivy Money Market Fund
Objective
To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Money Market Fund (USD $)		Class A	Class B		Class C		Class E
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		none	none		none		none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	5.00%	[1]	1.00%	[1]	none
Redemption Fee/Exchange Fee	[2]	none	none		none		none
Maximum Annual Maintenance Fee		none	none		none		20
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within twelve months of purchase.
[2]	As a % of amount redeemed or exchanged.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Money Market Fund	Class A	Class B	Class C	Class E
Management Fees	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	none	1.00%	1.00%	none
Other Expenses	0.29%	0.40%	0.27%	0.39%
Total Annual Fund Operating Expenses	0.69%	1.80%	1.67%	0.79%

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class B	583	866	1,075	1,823
Class C	170	526	907	1,976
Class E	101	312	539	1,178

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class B	183	566	975	1,823
Class C	170	526	907	1,976
Class E	101	312	539	1,178

Principal Investment Strategies

Ivy Money Market Fund seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments.High quality indicates that the securities are rated in one of the two highest categories by the required number of requisite nationally recognized statistical rating organizations (NRSROs) (an NRSRO is a "requisite NRSRO" if designated as such by the Trust's Board of Trustees (Board)) or, if unrated, determined by Ivy Investment Management Company (IICO), the Fund's investment manager, to be of comparable quality. The Fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Fund maintains a dollar-weighted average maturity of 60 calendar days or less, and the Fund invests only in securities with a remaining maturity of not more than 397 calendar days or, for securities rated in the second highest rating category by the requisite NRSROs (or, if unrated, determined by IICO to be of comparable quality to such securities), not more than 45 calendar days.

IICO may look at a number of factors in selecting securities for the Fund's portfolio. These may include the credit quality of the particular issuer or guarantor of the security, along with the liquidity and yield, and as well the industry sector of the issuer of the security.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO also may sell a security to reduce the Fund's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.  A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

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Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Fund's amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Fund shares or liquidating the Fund.

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

■	Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.

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Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Fund's securities, especially bonds with longer maturities. A decline in interest rates may cause the Fund to experience a decline in its income.

■	Management Risk. Fund performance is primarily dependent on IICO's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so.

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Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding bonds held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a Lipper peer group (a universe of funds with similar investment objectives).

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's most recent 7-day yield.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 1.28% (the first quarter of 2001) and the lowest quarterly return was 0.00% (the second and third quarters of 2010). As of December 31, 2010, the 7-day yield was equal to 0.02%. Yields are compiled by annualizing the average daily dividend per share during the time period for which the yield is presented. The Class A return for the year through June 30, 2011 was 0.01%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Ivy Money Market Fund		1 Year	5 Years	Life of Class	Inception Date
Class A		0.05%	2.32%	2.03%
Class B	[1]	(3.96%)	1.44%	1.22%
Class C	[1]	0.05%	1.65%	1.25%
Class E		0.06%		1.61%	Apr. 02, 2007
Lipper Money Market Funds Universe Average (net of fees and expenses)		0.03%	2.20%	1.90%
[1]	(Class B and C shares of the Fund are not available for direct investments. However, you may continue to exchange into these classes from Class B or Class C shares of another Ivy Fund.)